As Filed Electronically with the Securities and Exchange Commission on August 26, 2011

Securities Act File No. 333-170366

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

COLUMBIA FUNDS SERIES TRUST II

(Exact Name of Registrant as Specified in Charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of Principal Executive Offices) (Zip Code)

612-671-1947

(Registrant’s Area Code and Telephone Number)

Scott R. Plummer, Esq.

Columbia Management Investment Advisers, LLC

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(Name and Address of Agent for Service)

With a copy to:

Brian D. McCabe, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

TITLE OF SECURITIES BEING REGISTERED:

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

There have been no changes to the proxy statement/prospectus or statement of additional information as filed by the Registrant pursuant to Rule 485(b) (File No. 333-170366) with the Commission on December 29, 2010 (0001193125-10-289680).

COLUMBIA FUNDS SERIES TRUST II

PART C

OTHER INFORMATION

PART C. OTHER INFORMATION

Item 15.	Indemnification

The Agreement and Declaration of Trust of the registrant provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Trust may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, as now existing or hereafter amended. The By-laws of the registrant provide that present or former trustees or officers of the Trust made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Trust to the full extent authorized by the Massachusetts Business Corporation Act, all as more fully set forth in the By-laws.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16.	Exhibits

(1)	(a) Agreement and Declaration of Trust effective January 27, 2006, filed electronically on or about Feb. 8, 2006 as Exhibit (a) to Registrant’s Registration Statement No. 333-131683 is incorporated by reference.

(1)	(b) Amendment No. 1 to the Agreement and Declaration of Trust filed electronically on or about Oct. 2, 2007 as Exhibit (a)(2) to Registrant’s Post-Effective Amendment No. 5 to Registration Statement No. 333-131683 is incorporated by reference.

(1)	(c) Amendment No. 2 to the Agreement and Declaration of Trust, dated Jan. 8, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (a)(3) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-131683 is incorporated by reference.

(1)	(d) Amendment No. 3 to the Agreement and Declaration of Trust, dated Aug. 9, 2010, filed electronically on or about March 4, 2011 as Exhibit (a)(4) to Registrant’s Post-Effective Amendment No. 19 to Registration Statement No. 333-131683 is incorporated by reference.

(1)	(e) Amendment No. 4 to the Agreement and Declaration of Trust, dated Jan. 13, 2011, filed electronically on or about March 4, 2011 as Exhibit (a)(5) to Registrant’s Post-Effective Amendment No. 19 to Registration Statement No. 333-131683 is incorporated by reference.

(1)	(f) Amendment No. 5 to the Agreement and Declaration of Trust, dated April 14, 2011 filed electronically on or about July 29, 2011, as Exhibit (a)(6) to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-131683 is incorporated by reference.

(2)	By-laws filed electronically on or about April 21, 2006 as Exhibit (b) to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-131683 are incorporated by reference.

(3)	Not applicable.

(4)	(a) Agreement and Plan of Reorganization, dated December 20, 2010, filed electronically on or about April 29, 2011 as Exhibit (h)(9) to Columbia Funds Variable Series Trust II Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(4)	(b) Agreement and Plan of Redomiciling, dated December 20, 2010, filed electronically on or about April 29, 2011 as Exhibit (h)(10) to Columbia Funds Variable Series Trust II Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(5)	Not applicable.

(6)	(a) Investment Management Services Agreement, dated May 1, 2006, amended and restated April 9, 2009, between Registrant and RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC, filed electronically on or about April 29, 2010 as Exhibit (d) to Registrant’s Post-Effective Amendment No. 10 to Registration Statement
No. 333-131683 is incorporated by reference.

(6)	(b) Investment Management Services Agreement, dated Sept. 22, 2010, amended and restated June 1, 2011, between Registrant and Columbia Management Investment Advisers, LLC, filed electronically on or about July 29, 2011 as Exhibit (d)(2) to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-131683 is incorporated by reference.

(6)	(c) Subadvisory Agreement, dated June 11, 2008 between RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC, and Threadneedle International Limited, filed electronically on or about Oct. 29, 2008 as Exhibit (d)(2) to RiverSource Global Series, Inc. Post-Effective Amendment No. 57 to Registration Statement No. 33-25824 is incorporated by reference.

(6)	(d) Amendment One to Amended and Restated Subadvisory Agreement, dated July 13, 2009, between RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC, and Threadneedle International Limited, filed electronically on or about Dec. 29, 2009 as Exhibit (d)(3) to RiverSource International Series, Inc. Post-Effective Amendment No. 52 to Registration Statement No. 2-92309 is incorporated by reference.

(6)	(e) Amendment Two to Amended and Restated Subadvisory Agreement, dated March 30, 2011, between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, filed electronically on or about April 29, 2011, as Exhibit (d)(5) to Columbia Funds Variable Series Trust II Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(7)	(a) Distribution Agreement, effective September 7, 2010, amended and restated March 7, 2011, between Registrant and Columbia Management Investment Distributors, Inc., filed electronically on or about May 6, 2011 as Exhibit (e)(1) to Registrant’s Post-Effective Amendment No. 26 to Registration Statement No. 333-131683 is incorporated by reference.

(7)	(b) Form of Mutual Fund Sales Agreement filed electronically on or about July 9, 2010 as Exhibit (e)(2) to RiverSource Bond Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-72174 is incorporated by reference.

(8)	Deferred Compensation Plan, amended and restated Jan. 1, 2010, filed electronically on or about Jan. 26, 2011 as Exhibit (f) to RiverSource Tax-Exempt Series, Inc. Post-Effective Amendment No. 62 to Registration Statement No. 2-57328 is incorporated by reference.

(9)	Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(10)	(a) Plan of Distribution and Agreement of Distribution, effective Nov. 7, 2008, amended and restated March 7, 2011, between Registrant and Columbia Management Investment Distributors, Inc., filed electronically on or about April 7, 2011 as Exhibit (m) to Registrant’s Post-Effective Amendment No. 23 to Registration Statement No. 333-131683 is incorporated by reference.

(10)	(b) Amended and Restated Rule 18f-3 Multi-Class Plan as of April 8, 2011, filed electronically on or about July 29, 2011 as Exhibit (n) to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-131683 is incorporated by reference.

(11)	Opinion and consent of counsel as to the legality of the securities being registered filed electronically on or about November 4, 2010 as Exhibit (11) to Registrant’s Registration Statement on Form N-14 (File No.

333-170366) is incorporated by reference.

(12)	Opinions of Counsel regarding certain tax matters, filed electronically herewith as Exhibit (12) to Registrant’s Post-Effective Amendment No. 2 to Registration Statement on Form N-14 (File No. 333-170366).

(13)	(a) Administrative Services Agreement dated Jan. 1, 2011, amended and restated July 1, 2011 between Registrant and Columbia Management Investment Advisers, LLC, filed electronically on or about July 29, 2011 as Exhibit (h)(1) to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-131683 is incorporated by reference.

(13)	(b) Transfer and Dividend Disbursing Agent Agreement, dated Sept. 7, 2010, amended and restated June 3, 2011, between Registrant and Columbia Management Investment Services Corp., filed electronically on or about July 29, 2011 as Exhibit (h)(2) Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-131683 is incorporated by reference.

(13)	(c) Plan Administration Services Agreement, dated December 1, 2006, amended and restated September 27, 2010, between Registrant and Columbia Management Investment Services Corp., filed electronically on or about May 6, 2011 as Exhibit (h)(3) to Registrant’s Post-Effective Amendment No. 26 to Registration Statement No. 333-131683 is incorporated by reference.

(13)	(d) Master Fee Cap/Fee Waiver Agreement, dated May 2, 2011, by and among Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc., Columbia Management Investment Services Corp., and the Registrant filed electronically on or about July 29, 2011 as Exhibit (h)(4) to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-131683 is incorporated by reference.

(13)	(e) License Agreement, effective May 1, 2006, amended and restated as of Nov. 12, 2008, between Ameriprise Financial, Inc. and the Funds filed electronically on or about Feb. 27, 2009 as Exhibit (h)(4) to RiverSource Variable Series Trust, now known as Columbia Funds Variable Series Trust II, Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(f) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Feb. 27, 2009 as Exhibit (p)(1) to RiverSource Variable Series Trust, now known as Columbia Funds Variable Series Trust II, Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(g) Code of Ethics adopted under Rule 17j-1 for Registrant’s investment adviser and principal underwriter, dated July 1, 2011, filed electronically on or about July 29, 2011 as Exhibit (p)(2) to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-131683 is incorporated by reference.

(13)	(h) Code of Ethics adopted under Rule 17j-1 for Columbia Multi-Advisor Small Cap Value Fund’s and Variable Portfolio — Partners Small Cap Value Fund’s Subadviser Donald Smith & Co., Inc., adopted Jan. 1, 2005 and revised June 1, 2006, filed electronically on or about April 24, 2007 as Exhibit (p)(4) to RiverSource Variable Portfolio — Managers Series, Inc. Post-Effective Amendment No. 19 to Registration Statement No. 333-61346 is incorporated by reference.

(13)	(i) Code of Ethics adopted under Rule 17j-1 for Columbia Multi-Advisor Small Cap Value Fund’s and Variable Portfolio — Small Cap Value Fund’s Subadviser Barrow, Hanley, Mewhinney & Strauss, Inc., dated Dec. 31, 2009, filed electronically on or about April 29, 2011 as Exhibit (p)(5) to Columbia Funds Variable Series Trust II Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j) Code of Ethics adopted under Rule 17j-1 for Columbia Multi-Advisor Small Cap Value Fund’s and Variable Portfolio — Partners Small Cap Value Fund’s Subadviser Turner Investment Partners, Inc., dated March 1, 2008, filed electronically on or about April 29, 2009 as Exhibit (p)(11) to RiverSource Variable Series Trust, now known as Columbia Funds Variable Series Trust II, Post-Effective Amendment No. 5 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(k) Code of Ethics adopted under Rule 17j-l for Columbia Multi-Advisor Small Cap Value Fund’s Subadviser Metropolitan West Capital Management, LLC, dated January 1, 2011, filed electronically on or about July 29, 2011 as Exhibit (p)(6) to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-131683 is incorporated by reference.

(13)

(l) Code of Ethics, dated Nov. 30, 2009, adopted under Rule 17j-1, for Columbia Absolute Return Emerging Markets Macro, Columbia Asia Pacific ex-Japan, Columbia Emerging Markets Opportunity, Columbia European Equity, Columbia Global Equity, Columbia Global Extended Alpha, Columbia Variable Portfolio — Emerging Markets Opportunity and Columbia Variable Portfolio — International Opportunity Funds’ Subadviser ,Threadneedle International Ltd., filed electronically on or about April 29, 2011 as Exhibit (p)(9) to Columbia Funds Variable Series Trust II Post-Effective Amendment No. 15 to Registration Statement No. 333-

-146374 is incorporated by reference.

(13)	(m) Code of Ethics adopted under Rule 17j-1 for Columbia Multi-Advisor International Value Fund’s and Variable Portfolio — AllianceBernstein International Value Fund’s Subadviser AllianceBernstein L.P., dated April 1, 2010, filed electronically on or about April 29, 2011 as Exhibit (p)(21) to Columbia Funds Variable Series Trust II Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(n) Code of Ethics adopted under Rule 17j-1 for Columbia Marsico Flexible Capital Fund’s and Variable Portfolio — Marsico Growth Fund’s Subadviser Marsico Capital Management, LLC, dated Sept. 1, 2008, filed electronically on or about April 14, 2010 as Exhibit (p)(25) to RiverSource Variable Series Trust, now known as Columbia Funds Variable Series Trust II, Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(o) Code of Ethics adopted under Rule 17j-l for Columbia Multi-Advisor International Value Fund’s and Variable Portfolio — Mondrian International Small Cap Fund’s Subadviser Mondrian Investment Partners Limited, dated Jan. 1, 2007, filed electronically on or about April 14, 2010 as Exhibit (p)(24) to RiverSource Variable Series Trust, now known as Columbia Funds Variable Series Trust II, Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(14)	(a) Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP) is incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-170366), filed on December 29, 2010.

(14)	(b) Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP) is incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-170366), filed on December 29, 2010.

(15)	Not applicable.

(16)	Trustees Power of Attorney to sign Amendments to this Registration Statement, dated June 8, 2011, filed electronically herewith as Exhibit (16) to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-170366).

(17)	Not applicable.

Item 17.	Undertakings

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) through an amendment to this Registration Statement no later than a reasonable time after the closing of the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Columbia Funds Series Trust II, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 24th day of August, 2011.

COLUMBIA FUNDS SERIES TRUST II

By:	/s/ J. Kevin Connaughton
Name:	J. Kevin Connaughton
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. Kevin Connaughton J. Kevin Connaughton	President (Principal Executive Officer)	August 24, 2011

/s/ Michael G. Clarke Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	August 24, 2011

/s/ Paul D. Pearson Paul D. Pearson	Chief Accounting Officer (Principal Accounting Officer)	August 24, 2011

/s/ STEPHEN R. LEWIS, JR.* Stephen R. Lewis, Jr.	Chairman of the Board	August 24, 2011

/s/ KATHLEEN A. BLATZ* Kathleen A. Blatz	Trustee	August 24, 2011

/s/ EDWARD J. BOUDREAU, JR.* Edward J. Boudreau, Jr.	Trustee	August 24, 2011

/s/ PAMELA G. CARLTON* Pamela G. Carlton	Trustee	August 24, 2011

/s/ WILLIAM P. CARMICHAEL* William P. Carmichael	Trustee	August 24, 2011

/s/ PATRICIA M. FLYNN* Patricia M. Flynn	Trustee	August 24, 2011

/s/ WILLIAM A. HAWKINS* William A. Hawkins	Trustee	August 24, 2011

/s/ R. GLENN HILLIARD* R. Glenn Hilliard	Trustee	August 24, 2011

/s/ JOHN F. MAHER* John F. Maher	Trustee	August 24, 2011

/s/ JOHN J. NAGORNIAK* John J. Nagorniak	Trustee	August 24, 2011

/s/ CATHERINE JAMES PAGLIA* Catherine James Paglia	Trustee	August 24, 2011

/s/ LEROY C. RICHIE* Leroy C. Richie	Trustee	August 24, 2011

/s/ ANTHONY M. SANTOMERO* Anthony M. Santomero	Trustee	August 24, 2011

/s/ MINOR M. SHAW* Minor M. Shaw	Trustee	August 24, 2011

/s/ ALISON TAUNTON-RIGBY* Alison Taunton-Rigby	Trustee	August 24, 2011

/s/ WILLIAM F. TRUSCOTT* William F. Truscott	Trustee	August 24, 2011

*By:	/s/ Scott R. Plummer**
Scott R. Plummer**
Attorney-in-Fact
August 24, 2011

**	Executed by Scott R. Plummer on behalf of the Trustees pursuant to a Power of Attorney dated June 8, 2011, filed electronically herewith.

Exhibit Index

Exhibit No.	Description

(12)	Opinions of Counsel regarding certain tax matters

(16)	Trustees Power of Attorney to sign Amendments to this Registration Statement